PROSHARES TRUST
ProShares S&P 500 Dynamic Buffer ETF
ProShares Nasdaq-100 Dynamic Buffer ETF
ProShares Russell 2000 Dynamic Buffer ETF
(each a “Fund”, together the “Funds”)
Supplement dated June 23, 2025
to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated June 23, 2025, as supplemented or amended)
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Each Fund is not yet available for sale.
For more information, please contact the Funds at 1-866-776-5125.
Please retain this supplement for future reference.